Schedule of Roll Forward of Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Deferred financing costs, beginning balance	$ 939	$ 835
Additions	121	103
Deferred financing costs, ending balance	1,060	939
Less accumulated amortization	(910)	(703)
Less deferred financing costs, net	$ 150	$ 235